UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, CT 06830

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

203-622-2978

Date of fiscal year end:

9/30

Date of reporting period:3/31/07

Item 1.  Reports to Stockholders.

IPO PLUS AFTERMARKET FUND

2007 Semi-Annual Report

March 31, 2007

Renaissance Capital Corporation

The IPO Experts

THE IPO PLUS

AFTERMARKET FUND

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IPOs for Everyone

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Renaissance Capital—The IPO Experts

Dear Fellow Shareholders:

We are pleased to present you with the IPO Plus Aftermarket Fund’s 2007 Semi-Annual Report. For the six months ended March 30, 2007, the IPO Plus Fund’s total return was 19.85%, compared with 7.38% for the S&P 500, 7.23% for the NASDAQ OTC Composite and 11.02% for the Russell 2000 Index*.

During the period under review, the IPO Fund benefited from its investments in stocks with high exposure to emerging markets, particularly China, Brazil and Mexico.  These markets have continued to experience very strong economic growth, which has fueled robust gains across a broad group of industries, from advertising to infrastructure

The IPO Fund also benefited from its investments in the securities of exchange operators as the industry is experiencing rapid growth in trading volumes and ramping profitability, while also undergoing an unprecedented wave of consolidation.

In addition, the IPO Fund’s consumer retail investments benefited from continued discretionary spending, particularly in companies with strong brand equity differentiated product offerings, deep customer loyalty and opportunities for expansion.

Finally, investments in the restaurant sector benefited from strong consumer demand for distinguished and high-quality breakfast, lunch and dinner food at affordable prices, which drove significant growth in same-store sales.  The companies’ increased penetration in existing markets and entrance into new geographic territories further contributed to strong stock performance.

Conversely, energy field service companies fell out of favor with investors as concerns about the health of the U.S. economy and plummeting natural gas prices led many to expect a slowdown in domestic drilling activity.  However, beginning in March, energy field services companies began to experience renewed institutional interest amid firming natural gas prices and realizations that capital spending programs at most domestic exploration and production companies would remain on-par with last year’s levels.

Thank you for being an IPO Plus Fund shareholder.

Sincerely,

IPO Plus Aftermarket Fund

May 21, 2007

*Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The IPO Fund made no distributions during the period under review. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. The S&P 500 is a widely recognized index of common prices. An investment cannot be made directly in an index. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000, which represents approximately 98% of the investable U.S. equity market. The NASDAQ Composite Index measures all NASDAQ domestic and international-based common type stocks listed on the NASDAQ Stock Market.

	% of		% of
Holdings By Industry	Net Assets	Holdings By Industry	Net Assets
Advertising	3.51%	Lodging	6.43%
Airport Development & Maintenance	3.03%	Metal Fabricate/Hardware	1.63%
Commercial Services	2.95%	Misc. Manufacturing	1.70%
Computers	3.95%	Pharmaceuticals	1.69%
Cosmetics/Personal Care	5.94%	Pipelines	1.62%
Energy - Alternate Sources	7.26%	Restaurants	9.10%
Entertainment	2.24%	Retail	7.66%
Financial Serviccs	7.26%	Software	2.88%
Healthcare - Products	1.95%	Telecom Services	6.45%
Healthcare - Services	1.02%	Utilities	8.62%
Internet	2.56%	Other/Cash & Equivalents	10.55%
		Total	100.00%

IPO+

PORTFOLIO OF INVESTMENTS

As of March 31, 2007 (Unaudited)

		Shares	Value
	Common Stock 89.45%
	Advertising 3.51%
	Focus Media Holding Ltd. ADR *	8,000	$ 627,680

	Airport Development & Maintenance 3.03%
	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR *	20,000	542,200

	Commercial Services 2.95%
	DynCorp International, Inc. *	35,000	528,150

	Computers 3.95%
	Riverbed Technology, Inc. *	14,000	386,960
	Smart Modular Technologies (WWH), Inc. *	25,000	319,750
			706,710
	Cosmetics/Personal Care 5.94%
	Bare Escentuals, Inc. *	10,000	358,700
	Herbalife Ltd. *	18,000	705,420
			1,064,120

	Energy - Alternate Sources 7.26%
	Aventine Renewable Energy Holdings, Inc.*	10,000	182,200
	Sunpower Corp., Class A *	5,000	227,500
	Suntech Power Holdings Co. *	20,000	692,200
	VeraSun Energy Corp. *	10,000	198,700
			1,300,600

	Entertainment 2.24%
	National CineMedia, Inc. *	15,000	400,500

	Financial Services 7.26%
	FCStone Group, Inc. *	5,000	186,600
	Intercontinental Exchange, Inc. *	5,000	611,050
	Lazard Ltd., Class A	10,000	501,800
			1,299,450

	Healthcare - Products 1.95%
	Accuray, Inc. *	5,000	111,200
	Mindray Medical International Ltd. ADR	10,000	238,100
			349,300
	Healthcare - Services 1.02%
	Nighthawk Radiology Holdings, Inc. *	10,000	181,900

	Internet 2.56%
	Google, Inc., Class A *	1,000	458,160

See Notes to Financial Statements

IPO+

PORTFOLIO OF INVESTMENTS

As of March 31, 2007 (Unaudited) (Continued)

		Shares	Value
	Lodging 6.43%
	Home Inns & Hotels Management, Inc. ADR *	15,000	$ 545,100
	Las Vegas Sands Corp. *	7,000	606,270
			1,151,370
	Metal Fabricate/Hardware 1.63%
	Haynes International, Inc. *	4,000	291,720

	Miscellaneous Manufacturing 1.70%
	Dresser-Rand Group, Inc. *	10,000	304,600

	Pharmaceutical 1.69%
	Animal Health International, Inc. *	25,000	302,250

	Pipelines 1.62%
	Targa Resources Partners LP *	10,000	290,100

	Restaurants 9.10%
	Chipotle Mexican Grill, Inc. *	15,000	931,500
	Tim Hortons, Inc.	23,000	699,661
			1,631,161
	Retail 7.66%
	J.Crew Group, Inc. *	15,000	602,550
	Under Armour, Inc. *	15,000	769,500
			1,372,050
	Software 2.88%
	Synchronoss Technologies, Inc. *	29,600	515,040

	Telecom Services 6.45%
	ACME Packet, Inc. *	30,000	443,400
	NeuStar, Inc., Class A *	25,000	711,000
			1,154,400

See Notes to Financial Statements

IPO+

PORTFOLIO OF INVESTMENTS

As of March 31, 2007 (Unaudited) (Continued)

		Shares	Value
	Utilities 8.62%
	CPFL Energia SA ADR	15,000	$ 634,500
	ITC Holdings Corp.	21,000	909,090
			1,543,590

	Total Common Stocks (Cost $13,856,900)		16,015,051

	Short-Term Investments 29.71%
	Registered Investment Companies 29.71%
	BNY Hamilton Money Fund, Premier Shares, 4.93%
	due 4/2/07 (Cost $5,319,310)	5,319,310	5,319,310

	Total Investments 119.16%
	(Cost $19,176,210)(a)		$ 21,334,361
	Liabilities in Excess of Other Assets (19.16%)		(3,429,675)
	Net Assets 100.00%		$ 17,904,686

	Securities Sold Short
	Shufferly, Inc. (Proceeds $146,849) *	10,000	$ 160,400

*	Non-income producing security.
(a)	The cost for Federal income tax purposes was $19,176,210. At March 31, 2007 net unrealized appreciation for all
	securities (excluding securities sold short) based on tax cost was 2,158,151. This consists of aggregate gross unrealized
	appreciation of $2,239,121 and aggregate gross unrealized depreciation of $80,970.

	ADR - American Depository Receipt

See Notes to Financial Statements

IPO+

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2007 (Unaudited)

Assets
Investments in Securities, at Value
(Cost $13,856,900)	$ 16,015,051
Short-Term Investments, at Cost	5,319,310
Cash-Segregated	523,557
Receivable for Investments Sold	111,731
Dividends and Interest Receivable	37,580
Receivable for Fund Shares Sold	694
Prepaid Expenses and Other Assets	17,959
Total Assets	22,025,882

Liabilities
Payable for Investments Purchased	3,908,413
Securities Sold Short, at Value (Proceeds $146,849)	160,400
Payable for Advisory Fee	13,686
Payable for Fund Shares Redeemed	9,137
Payable for Shareholder Service Fees	3,699
Payable for Distribution Fees	3,598
Accrued Expenses and Other Liabilities	22,263
Total Liabilities	4,121,196

Net Assets	$ 17,904,686

Net Assets Consist of:
Paid-in-Capital	$ 90,565,223
Accumulated Net Investment Income (Loss)	(112,373)
Accumulated Net Realized Gain (Loss) on Investments	(74,692,764)
Net Unrealized Appreciation (Depreciation) of Investments	2,144,600

$ 17,904,686

Net Asset Value, Offering and Redemption Price Per Share*
($17,904,686/1,266,706 shares of beneficial interest,
without par value, unlimited number of shares authorized)	$ 14.13

*The Fund imposes a 2% redemption fee on shares sold, other than those received from the reinvestment of dividends and capital gains, that were held 90 days or fewer.

See Notes to Financial Statements

IPO+

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2007 (Unaudited)

Investment Income
Dividends	$ 47,508
Interest	59,571
Total Investment Income	107,079

Expenses
Investment Adviser	132,157
Administration Fees	32,463
Transfer Agent Fees and Expenses	22,659
Distribution Fees	22,026
Shareholder Service Fees	22,026
Shareholder Reports	11,444
Legal Fees	5,973
Auditing Fees	5,316
Trustees' Fees	3,561
Federal and State Registration	2,560
Insurance	2,474
Other Expenses	1,679
Total Expenses	264,338
Less:
Fees Waived by the Adviser	(44,886)
Net Expenses	219,452
Net Investment Income (Loss)	(112,373)
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	2,190,503
Short Sales	(114,127)
Net Realized Gain (Loss) on Investments	2,076,376

Net Change in Unrealized Appreciation (Depreciation)
During the Period on:
Investment Securities	1,086,288
Short Sales	(13,551)
Net Change in Unrealized Appreciation (Depreciation)
of Investments and Short Sales	1,072,737

Net Realized and Unrealized Gain (Loss) on Investments	3,149,113

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 3,036,740

See Notes to Financial Statements

IPO+

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	Year
	Months Ended	Ended
	March 31, 2007	September 30,
	(Unaudited)	2006
Increase (Decrease) in Net Assets
from Operations
Net Investment Income (Loss)	$ (112,373)	$ (266,354)
Net Realized Gain (Loss) on Investments
and Short Sales	2,076,376	1,953,044
Net Change in Unrealized Appreciation
(Depreciation) of Investments and Short Sales	1,072,737	(2,774,985)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,036,740	(1,088,295)

Fund Share Transactions
Proceeds from Shares Sold	1,640,982	1,641,322
Cost of Shares Redeemed	(2,539,112)	(4,894,056)
Redemption Fee Proceeds	4,684	6,467
Net Increase (Decrease) in Net Assets
from Fund Share Transactions	(893,446)	(3,246,267)

Total Increase (Decrease) in Net Assets	2,143,294	(4,334,562)

Net Assets
Beginning of Period	15,761,392	20,095,954
End of Period*	$ 17,904,686	$ 15,761,392
* Includes Accumulated Net Investment Loss of:	$ (112,373)	$ -

Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	114,282	125,692
Number of Shares Redeemed	(184,327)	(386,265)
Net Increase (Decrease) in Fund Shares	(70,045)	(260,573)

See Notes to Financial Statements

IPO+

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2007		Year Ended September 30,
	(Unaudited)		2006		2005		2004	2003		2002
Net Asset Value,
Beginning of Period	$ 11.79		$ 12.58		$ 10.55		$ 9.63	$ 7.40		$ 8.36

Income (Loss) From
Investment Operations
Net Investment Income (Loss)	(0.09)		(0.20)		(0.25)		(0.26)	(0.15)		(0.18)
Net Realized and
Unrealized Gain (Loss)	2.43		(0.60)		2.28		1.17	2.38		(0.78)
Total from Investment
Operations	2.34		(0.80)		2.03		0.91	2.23		(0.96)

Paid-in-Capital From
Redemption Fees	0.00	*	0.01		0.00	*	0.01	0.00	*	0.00	*

Net Asset Value,
End of Period	$ 14.13		$ 11.79		$ 12.58		$ 10.55	$ 9.63		$ 7.40

Total Return (1)	19.85%		(6.28)%		19.24%		9.55%	30.14%		(11.48)%

Ratios and
Supplemental Data
Net Assets,
End of Period (000s)	$ 17,905		$ 15,761		$ 20,096		$ 19,579	$ 19,574		$ 15,871
Ratio of Net Expenses
to Average Net Assets	2.50%	(3)	2.50%	(2)	2.50%		2.50%	2.50%		2.50%
Ratio of Net Investment Income
(Loss) to Average Net Assets	(1.28)%	(3)	(1.42)%		(2.00)%		(2.24)%	(1.92)%		(1.89)%
Ratio of Expense
to Average Net Assets,
excluding waivers	3.01%	(3)	3.18%		3.27%		3.28%	3.93%		3.79%
Ratio of Net Investment Income
(Loss) to Average Net Assets,
excluding waivers	(1.79)%	(3)	(2.09)%		(2.77)%		(3.02)%	(3.35)%		(3.18)%

Portfolio Turnover Rate	102.79%	(4)	260.25%		158.00%		159.73%	212.31%		263.74%

(1)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
Total returns for periods less than one year are not annualized.
(2)	Excludes dividends on short sales. Including dividends on short sales, the ratio of net expenses to average net assets would have been 2.51% for the year ended September 30, 2006.
(3)	Annualized for periods less than on year.
(4) Not annualized.
*	Per share amount represents less than $0.01 per share.

See Notes to Financial Statements

Notes to Financial Statements

 For the Six Months Ended March 31, 2007 (Unaudited)

The IPO Plus Aftermarket Fund (“IPO+ Fund”) is a series of Renaissance Capital Greenwich Funds (“Renaissance Capital Funds”), a Delaware Trust, operating as a registered, diversified, open-end investment company. Renaissance Capital Funds, organized on February 3, 1997, may issue an unlimited number of shares and classes of the IPO+ Fund.

The investment objective of the IPO+ Fund is to seek capital appreciation by investing in the common stocks of Initial Public Offerings on the offering and in the aftermarket.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are followed by the IPO+ Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results may differ from those estimates.

1. SECURITY VALUATION: Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Short-term investments are carried at amortized cost, which approximates value.   Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value using good faith estimates as determined in accordance with the Trust’s “Procedures for Valuing Illiquid Securities and Securities for Which Market Quotations are Not Readily Available or May be Unreliable.”   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the Board, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable.   As of March 31, 2007, the Fund did not hold any securities for which market quotations were not readily available.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.   SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.   The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

2. FEDERAL INCOME TAXES: It is the IPO+ Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Notes to Financial Statements

For the Six Months Ended March 31, 2007 (Unaudited) (Continued)

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  FIN 48 is to be implemented no later than September 30, 2007 and is to be applied to all open tax years.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

As of September 30, 2006, the IPO+ Fund had a federal income tax capital loss carry forward of $76,692,069.  Federal capital loss carry forwards expire as follows: $7,282,536 expiring in 2008, $65,326,226 expiring in 2009, $1,806,048 expiring in 2010 and $2,277,259 expiring in 2011.  To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

As of September 30, 2006 the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	Net unrealized appreciation (depreciation) on investments	Total accumulated earnings (deficit)
$(76,692,069)	$994,792	$(75,697,277)

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on washes sales.

3. DISTRIBUTIONS TO SHAREHOLDERS: The IPO+ Fund will normally distribute substantially all of its net investment income in December. Any realized net capital gains will be distributed annually.  All distributions are recorded on the ex-dividend date.  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Permanent book and tax differences resulted in reclassification for the year ended September 30, 2006 as follows: a decrease in paid-in-capital of $266,354 and a decrease in undistributed net investment loss of $266,354.

4. OTHER: Security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.   Interest income is recorded on an accrual basis.

B. INVESTMENT ADVISER: Under the terms of an Investment Advisory Agreement with Renaissance Capital, a registered investment adviser, the IPO+ Fund agrees to pay Renaissance Capital an annual fee equal to 1.50% of the average daily net assets of the IPO+ Fund, payable monthly. Additionally, Renaissance Capital has voluntarily agreed to defer or waive fees or absorb some or all of the expenses of the IPO+ Fund in order to limit Total Fund Operating Expenses to 2.50%.  During the six months ended March 31, 2007, Renaissance Capital deferred fees of $44,886.  These deferrals are subject to later recapture by Renaissance Capital for a period of three years.  Total deferrals subject to recapture by Renaissance Capital are $447,828.   These deferrals will expire as follows: $166,481 expiring in 2007, $156,680 expiring in 2008 and $124,667 expiring in 2009.

Notes to Financial Statements

For the Six Months Ended March 31, 2007 (Unaudited) (continued)

C. FUND ADMINISTRATION: Under an Administration and Fund Accounting Agreement (the “Administration Agreement”), the Administrator generally supervises certain operations of the IPO+ Fund, subject to the over-all authority of the Board of Trustees.  For its services, the Administrator receives a fee computed daily at an annual rate based on average daily net assets of the IPO+ Fund, subject to an annual minimum plus out of pocket expenses.

D. SHAREHOLDER SERVICES: The IPO+ Fund has adopted a Distribution and Shareholder Services Plan (“the Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the IPO+ Fund, as determined from time to time by the Board of Trustees, to pay up to 0.50% of the IPO+ Fund’s average daily net assets for distribution and shareholder servicing.

The total annual fee for distribution of the IPO+ Fund’s shares, which is payable monthly, will not exceed 0.25% of the average daily net asset value of shares invested in the IPO+ Fund by customers of the broker-dealers or distributors.

Each shareholder servicing agent receives an annual fee, which is payable monthly up to 0.25% of the average daily net assets of shares of the IPO+ Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship.

To discourage short-term investing and recover certain administrative, transfer agency, shareholder servicing and other costs associated with such short-term investing, the IPO+ Fund charges a 2% fee on such redemptions of shares held less than 90 days.  Such fees amounted to $4,684 for the six months ended March 31, 2007.

E. TRUSTEES' FEES: Trustees’ fees are $4,000 per year plus $500 for each meeting attended per Trustee.

F. PURCHASES AND SALES: For the six months ended March 31, 2007, the IPO+ Fund made purchases with a cost of $15,971,354 and sales with proceeds of $17,396,089 of investment securities other than long-term U.S. Government and short-term securities.

G. SHORT SALES AND SEGREGATED CASH: Short sales are transactions in which the IPO+ Fund sells a security it does not own, in anticipation of a decline in the market value of that security.  To complete such a transaction, the IPO+ Fund must borrow the security to deliver to the buyer upon the short sale; the IPO+ Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The IPO+ Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the IPO+ Fund replaces the borrowed security.  The IPO+ Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized.  The IPO+ Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions.  Typically, the segregated cash with brokers and other financial institutions exceeds the minimum requirements.

The IPO+ Fund may also sell short “against the box” (i.e. the Fund enters into a short sale as described above while holding an offsetting long position in the security which it sold short).  If the IPO+ Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the IPO+ Fund as collateral while the short sale is outstanding.

Notes to Financial Statements

For the Six Months Ended March 31, 2007 (Unaudited) (Continued)

H. OTHER: Investing in Initial Public Offerings entails special risks, including limited operating history of the companies, unseasoned trading, high portfolio turnover and limited liquidity.

OBTAINING ADDITIONAL INFORMATION (Unaudited)

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the year ended June 30, 2006 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-476-3863 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st and 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.   Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).   The information on Form N-Q is available without charge, upon request, by calling 1-888-476-3863.

Trustees and Officers*

Name

Principal

Other

Address

Position(s)

Length of

Occupation(s)

Directorships

Date of Birth

Held with Fund (a)

Service (b)

During Past 5 Years

Held

Kathleen Shelton Smith

Affiliated Trustee

Trustee since

Chairperson, Vice President, Treasurer

None

Two Greenwich Plaza

Chairperson

December 1997

and Secretary

Greenwich, CT  06830

VP, Treasurer, CCO

Renaissance Capital LLC

05/27/54

William K. Smith

President

Trustee from

President and Director -

None

Two Greenwich Plaza

12/18/97 through

Renaissance Capital LLC

Greenwich, CT  06830

11/18/05*

05/10/51

Linda R. Killian

VP, Secretary,

Trustee from

Vice President and Director -

None

Two Greenwich Plaza

Chief Investment

12/18/97 through

Renaissance Capital LLC

Greenwich, CT  06830

Officer

11/18/05*

08/09/50

Warren K. Greene

Independent Trustee

Trustee since

Senior Vice President and

EII Realty

American Investors Fund LLC

December 1997

Investment Manager -

Securities Trust

40 Hoyt Street

NorthCoast Asset Management LLC**

Stamford, CT 06905

(January 1995 – June 2006)

02/03/36

Gerald W. Puschel

Independent Trustee

Trustee since

President and

None

F. Schumacher & Co.

December 1997

Chief Executive Officer

79 Madison Ave.

F. Schumacher & Co.

New York, NY  10016

12/16/41

(a) As of March 31, 2006, there is only one (1) portfolio in the complex and it is overseen by all Trustees

(b) The term of service for each trustee is indefinite until a successor is elected.

*At a meeting of the Board of Directors on November 18, 2005, Martin V. Alonzo, Philip D. Gunn and G. Peter O’Brien resigned as Independent Trustees of the Fund,

and Linda R. Killian and William K. Smith resigned as Affiliated Trustees of the Fund.

**FKA Trendlogic

The IPO+ Fund's Statement of Additional Information (SAI) includes information about the Fund's trustees and officers.

The SAI is available, without charge, upon request by calling toll-free 1-888-476-3863.

Supplemental Information

March 31, 2007 (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses.   The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or redemption fees on shares sold that were held 90 days or fewer.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from October 1, 2006 through March 31, 2007.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period** (10/1/06-3/31/07)
Actual	$1,000.00	$1,198.50	$13.63
Hypothetical (5% return before expenses)	1,000.00	1,012.40	12.47

** Expenses are equal to the Fund’s annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the days in the reporting period).

THE IPO PLUS

AFTERMARKET FUND

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www.IPOhome.com

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This page is not part of the prospectus.

Renaissance Capital—The IPO Experts

IPO PLUS AFTERMARKET FUND

NASDAQ Symbol: IPOSX

ADDING TO YOUR ACCOUNT IS SIMPLE!

To make an additional investment in your IPO Plus Fund account, complete the form below, detach and mail it with your check payable to the IPO Plus Fund:

Name on Account: ________________________________

IPO Plus Fund Account Number: ____________________

Amount: ____________________

Mail to: The IPO Plus Fund ● 4020 South 14th Street, Suite 2

Omaha, NE  68137

Questions? Call us toll-free 1-888-476-3863

www.IPOhome.com

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Renaissance Capital Greenwich Funds

By (Signature and Title)

*

/s/ William K. Smith

William K. Smith, President

Date

5/25/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ William K. Smith

William K. Smith, President

Date

5/25/07

By (Signature and Title)

*

s/ Kathleen S. Smith

Kathleen S. Smith, Treasurer

Date

5/25/07

* Print the name and title of each signing officer under his or her signature.